Segments - Summary of Information by Reportable Segment (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales Information [Line Items]
Cost of revenues	$ 25,598	$ 14,632	$ 46,977	$ 49,475
Gross profit	3,874	(5,879)	(11,817)	(1,076)
Rocket Lab USA, Inc. | Launch Services [Member]
Sales Information [Line Items]
Revenues	24,080	8,460	33,085	48,399
Cost of revenues	23,695	14,508	45,872	49,475
Gross profit	385	(6,048)	(12,787)	$ (1,076)
Rocket Lab USA, Inc. | Space Systems [Member]
Sales Information [Line Items]
Revenues	5,392	293	2,075
Cost of revenues	1,903	124	1,105
Gross profit	$ 3,489	$ 169	$ 970